Description of the Plan (Details Narrative) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)	Feb. 28, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, matching contribution	1 year
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note receivable from participant, primary residence, maximum borrowing term	15 years
Employee benefit plan, notes receivable from participant prime rate	1.00%
EBP, Forfeited Nonvested Account	$ 2,246,000	$ 2,546,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 1,570,000	$ 1,750,000
Employee benefit plans vesting description	Participants are always fully vested in their individual contributions, Company matching contributions, and actual earnings thereon.
Percentage vested by participants, if Plan is terminated	100.00%
EBP, excess plan assets			$ 2,617,000
EBP, Employer Matching Contribution Scenario One [Member]
EBP, Description of Plan [Line Items]
Matching contribution percentage	100.00%
Participant compensation matched, percentage	4.00%
EBP, Employer Matching Contribution Scenario Two [Member]
EBP, Description of Plan [Line Items]
Matching contribution percentage	100.00%
Participant compensation matched, percentage	3.00%
Non-elective Employer Contributions [Member]
EBP, Description of Plan [Line Items]
Percentage on employee covered compensation	6.00%
EBP, attainment of age | Age	55
EBP, years of service	10 years
Maximum [Member]
EBP, Description of Plan [Line Items]
Participant permitted percentage	5.00%
Participants account invested in ESOP fund	5.00%
Participant contribution, automatic enrollment rate	6.00%
Percentage on employee covered compensation	50.00%
EBP, Note receivable from participant, loan term	5 years
Minimum [Member]
EBP, Description of Plan [Line Items]
Percentage on employee covered compensation	1.00%
EBP, Note receivable from participant, loan term	1 year